Note 49	12 Months Ended
Dec. 31, 2021
Impairment or reversal of impairment on non financial assets [Abstract]
Disclosure of Impairment or reversal of impairment on non financial assets [Text Block]	Impairment or reversal of impairment on non-financial assets
The impairment losses on non-financial assets broken down by the nature of those assets in the accompanying consolidated income statements are as follows:

Impairment or reversal of impairment on non-financial assets (Millions of Euros)
	Notes	2021	2020	2019
Tangible assets (*)	17	161	125	94
Intangible assets		19	19	12
Others		41	9	23
Total		221	153	128
(*) In 2021, it includes the impairment due to the closing of rented offices after the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 17 and 24).